Agreements and Related Party Transactions	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Agreements and Related Party Transactions

Note 3. Agreements and Related Party Transactions

Investment Advisory Agreement: Under the Investment Advisory Agreement, the Investment Adviser manages the day-to-day operations of, and provides investment advisory services to the Company. The Investment Adviser is a registered investment adviser with the SEC. The Investment Adviser receives fees for providing services under the Investment Advisory Agreement consisting of two components: a base management fee and an incentive fee.

Base Management Fee

The base management fee is calculated at an annual rate of 1.25% of the value of the Company’s net assets as of the beginning of the first calendar day of the applicable quarter adjusted for share issuances and repurchases and is payable quarterly in arrears. For purposes of the Investment Advisory Agreement, net assets means the Company’s assets less liabilities determined in accordance with GAAP. To the extent the Investment Adviser or an affiliate of the Investment Adviser provides investment advisory, collateral management or other similar services to a subsidiary of the Company, the Company’s management fee shall be reduced by an amount equal to the product of (a) the total fees paid to the Investment Adviser by such subsidiary for such services and (b) the percentage of such subsidiary’s total equity that is owned, directly or indirectly, by the Company.

The base management fee incurred for the year ended September 30, 2024 and the period from June 30, 2023 (commencement of operations) to September 30, 2023 was $14,154 and $2,049, respectively.

Incentive Fees

The incentive fee consists of two components that are independent of each other, with the result that one component could be payable even if the other is not. A portion of the incentive fee is based on a percentage of the Company’s income and a portion is based on a percentage of the Company’s capital gains, each as described below.

(i)	Income based incentive fee (the “Income Incentive Fee”)

The Income Incentive Fee is based on Pre-Incentive Fee Net Investment Income Returns. “Pre-Incentive Fee Net Investment Income Returns” means, as the context requires, either the dollar value of, or percentage rate of return on the value of net assets at the end of the immediate preceding quarter, adjusted for share issuances and repurchases, from, interest income, dividend income and any other income (including any other fees (other than fees for providing managerial assistance), such as commitment, origination, structuring, diligence and consulting fees or other fees that are received from portfolio companies) accrued during the calendar quarter, minus operating expenses accrued for the quarter (including the management fee, expenses payable under the Administration Agreement and any interest expense or fees on any credit facilities or outstanding debt and dividends paid on any issued and outstanding preferred shares, but excluding the incentive fee and any distribution or shareholder servicing fees).

Pre-Incentive Fee Net Investment Income Returns include, in the case of investments with a deferred interest feature (such as original issue discount, debt instruments with PIK interest and zero coupon securities), accrued income that has not yet been received in cash. Pre-Incentive Fee Net Investment Income Returns do not include any realized capital gains, realized capital losses or unrealized capital appreciation or depreciation. The impact of expense support payments and recoupments are also excluded from Pre-Incentive Fee Net Investment Income Returns. Pre-Incentive Fee Net Investment Income Returns, expressed as a rate of return on the value of the Company’s net assets at the end of the immediate preceding quarter, is compared to a “hurdle rate” of return of 1.25% per quarter (5.0% annualized).

The Company pays the Investment Adviser quarterly in arrears an Income Incentive Fee with respect to the Company’s Pre-Incentive Fee Net Investment Income Returns in each calendar quarter as follows:

●	No incentive fee based on Pre-Incentive Fee Net Investment Income Returns in any calendar quarter in which Pre-Incentive Fee Net Investment Income Returns do not exceed the hurdle rate of 1.25% per quarter (5.0% annualized);
●	100% of the dollar amount of Pre-Incentive Fee Net Investment Income Returns with respect to that portion of such Pre-Incentive Fee Net Investment Income Returns, if any, that exceeds the hurdle rate but is less than a rate of return of 1.43%
(5.72% annualized). This portion of Pre-Incentive Fee Net Investment Income Returns that exceeds the hurdle rate but is less than 1.43% is referred to as the “catch-up” provision; and
●	12.5% of the dollar amount of Pre-Incentive Fee Net Investment Income Returns, if any, that exceed a rate of return of 1.43% (5.72% annualized). This reflects that once the hurdle rate is reached and the catch-up is achieved, 12.5% of all Pre-Incentive Fee Net Investment Income Pre-Incentive Fee Net Investment Income Returns thereafter are allocated to the Investment Adviser.

The sum of these calculations yields the Income Incentive Fee. This amount is appropriately adjusted for any share issuances or repurchases during the quarter.

For the year ended September 30, 2024, the Income Incentive Fee incurred was $16,592. During the period from June 30, 2023 (commencement of operations) to September 30, 2023, the Investment Adviser agreed to irrevocably waive $340 of Income Incentive Fees payable pursuant to the Investment Advisory Agreement. After taking into account the waiver, the Income Incentive Fee incurred for the period from June 30, 2023 (commencement of operations) to September 30, 2023 was $2,034 rather than $2,374.

(ii)	Capital gains based incentive fee (the “Capital Gain Incentive Fee”)

The second component of the incentive fee, the Capital Gain Incentive Fee, is payable at the end of each calendar year in arrears. The amount payable equals:

●	12.5% of cumulative realized capital gains from July 1, 2023 through the end of each calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid Capital Gain Incentive Fee.

Realized capital gains and losses include gains and losses on investments, foreign currencies, including gains and losses on borrowings in foreign currencies, derivative contracts and any income tax related to cumulative aggregate realized gains and losses. Each year, the fee paid for the Capital Gain Incentive Fee is net of the aggregate amount of any previously paid capital gains incentive fee for all prior periods.

For the year ended September 30, 2024 and the period from June 30, 2023 (commencement of operations) to September 30, 2023, the Company did not accrue a Capital Gain Incentive Fee. As of September 30, 2024 and 2023, there was no Capital Gain Incentive Fee payable as calculated under the Investment Advisory Agreement as described above. Any payment due for a Capital Gain Incentive Fee under the terms of the Investment Advisory Agreement is calculated in arrears at the end of each calendar year.

In accordance with GAAP, the Company also is required to include the aggregate unrealized capital appreciation on investments in the calculation and accrue a capital gain incentive fee on a quarterly basis, as if such unrealized capital appreciation were realized, even though such unrealized capital appreciation is not permitted to be considered in calculating the fee actually payable under the Investment Advisory Agreement, as applicable. There can be no assurance that any such unrealized capital appreciation will be realized in the future. For the year ended September 30, 2024, the Company recorded an accrual of the capital gain incentive fee under GAAP of $757. For the period from June 30, 2023 (commencement of operations) to September 30, 2023, the Company recorded no accrual of the capital gain incentive fee under GAAP. As of September 30, 2024, there was $757 of cumulative accrual for the capital gain incentive fee under GAAP included in “Management and incentive fees payable” on the Consolidated Statements of Financial Condition. As of September 30, 2023, there was no cumulative accrual for the capital gain incentive fee under GAAP included in “Management and incentive fees payable” on the Consolidated Statements of Financial Condition.

Administration Agreement: Under the Administration Agreement, the Administrator furnishes the Company with office facilities and equipment, provides, or oversees the performance of, administrative and compliance services, including, but not limited to, maintaining financial records, overseeing the calculation of net asset value (“NAV”) and net offering price, preparing reports to shareholders and reports filed with the SEC, overseeing the preparation and filing of tax returns and the printing and dissemination of reports to shareholders, managing the payment of expenses and the performance of administrative and professional services rendered by others. The Company reimburses the Administrator the allocable portion of overhead and other expenses incurred by it in performing its obligations under the Administration Agreement, including rent, fees and expenses associated with performing compliance functions and the Company’s allocable portion of the cost of its chief financial officer and chief compliance officer and their respective staffs. The Board reviews such expenses to determine that these expenses, including any allocation of expenses among the Company and other entities for which the Administrator provides similar services, are reasonable and comparable to administrative services charged by unaffiliated third-party asset managers. Under the Administration Agreement, the Administrator also provides, on the Company’s behalf, managerial assistance to those portfolio companies to which the Company is required to provide such assistance and will be paid an additional amount based on the cost of the services provided, which amount shall not exceed the amount the Company receives from such portfolio companies.

Included in accounts payable and other liabilities is $762 and $212, as of September 30, 2024 and 2023, respectively, for accrued allocated shared services under the Administration Agreement.

The Investment Advisory Agreement and Administration Agreement were most recently reapproved by the Board on May 3, 2024. The Company may terminate the Investment Advisory Agreement or the Administration Agreement, without payment of any penalty, upon 60 days’ written notice.

Managing Dealer Agreement: The Company has entered into a Managing Dealer Agreement (the “Managing Dealer Agreement”) with Arete Wealth Management, LLC (the “Managing Dealer”). Under the terms of the Managing Dealer Agreement, the Managing Dealer manages relationships with third-party brokers engaged by the Managing Dealer to participate in the distribution of the Company’s Class I Shares, Class D Shares and Class S Shares (referred to as “participating brokers”), and financial advisors. The Managing Dealer is entitled to receive shareholder servicing and/or distribution fees monthly in arrears at an annual rate of 0.85% and 0.25% of the aggregate NAV attributable to Class S Shares and Class D Shares, respectively. No shareholder servicing and/or distribution fees are paid with respect to Class I Shares. The shareholder servicing and/or distribution fees are payable to the Managing Dealer, but the Managing Dealer anticipates that all or a portion of the shareholder servicing fees and/or distribution fees will be retained by, or reallowed (paid) to, participating brokers. In addition, pursuant to the Managing Dealer Agreement, the Company pays the Managing Dealer certain fees for its services as Managing Dealer, including, a $35 engagement fee payable upon the effective date of the Public Offering, a $250 fixed managing dealer fee that is payable for the first 15 months of the Public Offering in five equal quarterly installments following effectiveness of the Public Offering and a two basis point variable managing dealer fee that is payable quarterly in arrears on any new capital raised in the Public Offering following the expiration of the initial 15-month period of the Public Offering. Such fees are borne indirectly by all shareholders of the Company. For the year ended September 30, 2024, the Company incurred $150 of fees paid to the Managing Dealer. For the period from June 30, 2023 (commencement of operations) to September 30, 2023, the Company did not incur any fees paid to the Managing Dealer.

The Managing Dealer is a broker-dealer registered with the SEC and a member of the Financial Industry Regulatory Authority (“FINRA”).

On May 3, 2024, the Managing Dealer Agreement was renewed and continued for an additional one - year period. The Managing Dealer Agreement may be terminated at any time, without the payment of any penalty, by vote of a majority of the Company’s trustees who are not “interested persons”, as defined in the 1940 Act, of the Company and who have no direct or indirect financial interest in the operation of the Company’s distribution and servicing plan or the Managing Dealer Agreement or by vote a majority of the outstanding voting securities of the Company, on not more than 60 days’ written notice to the Managing Dealer or the Investment Adviser. The Managing Dealer Agreement will automatically terminate in the event of its assignment, as defined in the 1940 Act.

Distribution and Servicing Plan: On April 4, 2023, the Board approved a distribution and servicing plan (the “Distribution and Servicing Plan”) and on May 3, 2024 the Distribution and Servicing Plan was amended and approved for an additional one-year period. The following table shows the shareholder servicing and/or distribution fees the Company pays the Managing Dealer with respect to the Class S Shares, Class D Shares and Class I Shares on an annualized basis as a percentage of the Company’s NAV for such class. The shareholder servicing and/or distribution fees are paid monthly in arrears, calculated using the NAV of the applicable class as of the beginning of the first calendar day of each applicable quarter. The shareholder servicing and/or distribution fees are calculated and paid separately for each class.

Shareholder Servicing
and/or Distribution Fee
Rate as a % of NAV
Class S Shares	0.85%
Class D Shares	0.25%
Class I Shares	N/A

The shareholder servicing and/or distribution fees paid under the Distribution and Servicing Plan are used primarily to compensate the Managing Dealer for such services provided in connection with the offering and sale of shares of the Company, and/or to reimburse the Managing Dealer for related expenses incurred, including payments by the Managing Dealer to compensate or reimburse brokers, other financial institutions or other industry professionals, for distribution services and sales support services provided and related expenses.

Payments of the shareholder servicing and/or distribution fee are also used to compensate the Managing Dealer for personal services and/or the maintenance of shareholder accounts services provided to shareholders in the related share class and could be made without regard to expenses actually incurred.

Payments of the shareholder servicing and/or distribution fees on behalf of a particular share class must be in consideration of services rendered for or on behalf of such class. In addition to the shareholder servicing and/or distribution fees, the Company also pays the Managing Dealer certain additional fees for its services under the Distribution and Servicing Plan, which are borne indirectly by all shareholders of the Company. Any fees paid pursuant to the Distribution and Servicing Plan may not exceed the maximum amounts, if any, as may from time to time be permitted by FINRA rules.

For the year ended September 30, 2024, the Company incurred shareholder servicing and/or distribution fees of $178, which were attributable to Class S Shares. For the period from June 30, 2023 (commencement of operations) to September 30, 2023, the Company did not incur any distribution and/or shareholder servicing fees.

Expense Support and Conditional Reimbursement Agreement: The Company has entered into an Expense Support and Conditional Reimbursement Agreement (the “Expense Support Agreement”) with the Investment Adviser. The Investment Adviser may elect to pay certain expenses on the Company’s behalf (each, an “Expense Support Payment”), provided that no portion of the payment will be used to pay any interest expense or distribution and/or shareholder servicing fees of the Company. Any Expense Support Payment that the Investment Adviser has committed to pay must be paid by the Investment Adviser to the Company in any combination of cash or other immediately available funds no later than forty-five days after such commitment was made in writing, and/or offset against amounts due from the Company to the Investment Adviser or its affiliates.

Following any calendar month in which Available Operating Funds (as defined below) exceed the cumulative distributions accrued to the Company’s shareholders based on distributions declared with respect to record dates occurring in such calendar month (the amount of such excess being hereinafter referred to as “Excess Operating Funds”), the Company shall pay such Excess Operating Funds, or a portion thereof, to the Investment Adviser until such time as all Expense Support Payments made by the Investment Adviser to the Company within three years prior to the last business day of such calendar month have been reimbursed. Any payments required to be made by the Company shall be referred to herein as a “Reimbursement Payment”. “Available Operating Funds” means the sum of (i) the Company’s net investment income calculated in accordance with GAAP, (ii) net capital gains (including the excess of net long-term capital gains over net short-term capital losses) and (iii) dividends and other distributions paid to the Company on account of investments in portfolio companies (to the extent such amounts listed in clause (iii) are not included under clauses (i) and (ii) above).

The Company’s obligation to make a Reimbursement Payment shall automatically become a liability of the Company on the last business day of the applicable calendar month, except to the extent the Investment Adviser has waived its right to receive such payment for the applicable month.

The following table presents a summary of Expense Support Payments and the related Reimbursement Payments for each of the quarterly periods since the Company’s commencement of operations:

	Expense Support	Reimbursement
	Payments by Investment	Payments to Investment	Unreimbursed Expense
For the Quarter Ended	Adviser	Adviser(1)	Support Payments
June 30, 2023	$1,257	$885	$372
September 30, 2023	—	—	—
December 31, 2023	667	—	667
March 31, 2024	—	—	—
June 30, 2024	—	—	—
September 30, 2024	—	—	—
Total	$1,924	$885	$1,039

(1) Reimbursement Payments to Investment Adviser are presented with associated Expense Support Payment and not in quarter of payment.

Public Offering Escrow Agreement: The Company entered into an escrow agreement (the “Escrow Agreement”) with UMB Bank, N.A.. The Company will accept purchase orders and hold investors’ funds in an interest-bearing escrow account until the Company receives purchase orders for at least 100 investors in such class (the “Minimum Shareholder Amount”) and the Company’s Board has authorized the release of the funds in the escrow account. If, as of the close of business on the one year anniversary of the commencement of the Public Offering, the Company has not satisfied the Minimum Shareholder Amount, the escrow agent will promptly send investors a full refund of their investment with interest and without deduction for escrow expenses. If the Company breaks escrow for its offering, interest earned on funds in escrow will be released to the Company’s account and constitute part of the Company’s net assets.

Other Related Party Transactions: On April 27, 2023, an affiliate of the Investment Adviser purchased 2,000 shares of the Company’s Class F Shares at $25.00 per share. Following the completion of the Private Offering and prior to the commencement of the Public Offering, the Company’s Class F Shares were reclassified as Class I Shares.

On May 1, 2024, an affiliate of the Investment Adviser indirectly purchased $9,900 of Class I Shares through its ownership of a feeder vehicle.

The Administrator pays for certain unaffiliated third-party expenses incurred by the Company. Such expenses include postage, printing, office supplies, rating agency fees and professional fees. These expenses are not marked-up and represent the same amount the Company would have paid had the Company paid the expenses directly. These expenses are subsequently reimbursed in cash. Total expenses reimbursed to the Administrator during the year ended September 30, 2024 and the period from June 30, 2023 (commencement of operations) to September 30, 2023 were $5,948 and $3,410, respectively. As of September 30, 2024 and 2023, $3,847 and $3,639, respectively (which includes $1,039 and $1,257, respectively, of unreimbursed Expense Support Payments), of reimbursable expenses were paid by the Administrator on behalf of the Company, were included in accounts payable and other liabilities on the Consolidated Statements of Financial Condition.

The Company is party to an unsecured revolving credit facility with the Investment Adviser (as amended, the “Adviser Revolver”) which, as of September 30, 2024, permits the Company to borrow a maximum of $300,000 and expires on July 3, 2026. Refer to Note 7. Borrowings for discussion of the Adviser Revolver.